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                         VAN KAMPEN AMERICAN VALUE FUND

                               A PORTFOLIO OF THE
                          VAN KAMPEN SERIES FUND, INC.

                      SUPPLEMENT DATED SEPTEMBER 24, 1999
                   TO THE PROSPECTUS DATED SEPTEMBER 30, 1998
                   AS PREVIOUSLY SUPPLEMENTED ON MAY 3, 1999

    The section in the Prospectus entitled "PROSPECTUS SUMMARY -- THE COMPANY -- THE AMERICAN VALUE FUND" is supplemented with the following:

    In order to facilitate the management of the Fund's portfolio, effective September 24, 1999, the Fund is suspending the continuous offering of its shares to new investors. However, persons in one of the following categories may continue to purchase shares: (1) existing shareholders as of September 24, 1999;
(2) existing or future participants investing through retirement plans existing as of September 24, 1999; or (3) existing or future participants investing through certain retirement and/or distribution programs as determined from time to time by the Distributor and as listed in the Fund's Statement of Additional Information. As market conditions permit, the Fund may reopen sales of the Fund's shares to new investors. Any such offerings of the Fund may be limited in amount and may commence and terminate without any prior notice.
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                         VAN KAMPEN AMERICAN VALUE FUND

                               A PORTFOLIO OF THE
                          VAN KAMPEN SERIES FUND, INC.

                   SUPPLEMENT DATED SEPTEMBER 24, 1999 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1998
               AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 30, 1998,
              NOVEMBER 2, 1998, JANUARY 28, 1999 AND JUNE 15, 1999

    The section in the Statement of Additional Information entitled "PURCHASE OF SHARES" is supplemented with the following:

    In order to facilitate the management of Van Kampen American Value Fund's portfolio, effective September 24, 1999, the Fund is suspending the continuous offering of its shares to new investors. However, persons in one of the following categories may continue to purchase shares: (1) existing shareholders as of September 24, 1999; (2) existing or future participants investing through retirement plans existing as of September 24, 1999; (3) participants investing through future retirement plans held or administered by Merrill Lynch, Van Kampen Trust Company or Morgan Stanley Dean Witter & Co. or its affiliates; or
(4) existing or future investors in any Merrill Lynch wrap-fee distribution programs. As market conditions permit, the Fund may reopen sales of the Fund's shares to new investors. Any such offerings of the Fund may be limited in amount and may commence and terminate without any prior notice.